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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from February 1, 2006 to February 28, 2006

                    Commission File Number of issuing entity:
                                  333-110340-16

                        HOME EQUITY LOAN TRUST 2006-HSA2
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-110340

                RESIDENTIAL FUNDING MORTGAGE SECURITIES II, INC.
              (Exact name of depositor as specified in its charter)

                         RESIDENTIAL FUNDING CORPORATION
               (Exact name of sponsor as specified in its charter)

                     Delaware                                         None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

c/o Residential Funding Corporation, as Master Servicer
         8400 Normandale Lake Boulevard                               55437
          Minneapolis, Minnesota 55437                                (Zip Code)
    (Address of principal executive offices of
                 issuing entity)

                                 (952) 857-7000
                    (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

           Title of Class            Registered/reported pursuant to (check one)        Name of
                                                                                        exchange
                                                                                        (If Section
                                                                                        12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Home Equity Loan-Backed Term Notes,
Series 2006-HSA2, in the classes
specified herein                         [___]         [___]         [ X ]              _______________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X_ No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Home Equity Loan Trust 2006-HSA2 Home
Equity Loan-Backed Term Notes, Series 2006-HSA2 (the "Term Notes"), dated February 22, 2006, and related Prospectus dated January 19, 2006 (collectively, the "Prospectus"), of the Home Equity Loan Trust 2006-HSA2 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Term Notes were offered under the Prospectus: Class A-I-1, A-I-2, Class A-I-3, Class A-I-4, Class A-I-5 and Class A-II.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   March 2006 Monthly Statement to Noteholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.3 Servicing Agreement dated as of February 24, 2006 among Residential Funding Corporation, as master servicer, JPMorgan Chase Bank, N.A., as indenture trustee, and the Home Equity Loan Trust 2006-HSA2, as issuer (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8 K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 4.4 Amended and Restated Trust Agreement dated as of February 24, 2006 between Residential Funding Mortgage Securities II, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8 K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 4.5 Indenture dated as of February 24, 2006 between Home Equity Loan Trust 2006-HSA2, as issuer, and JPMorgan Chase Bank, N.A., as indenture trustee, and Appendix A thereto (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8 K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 10.1 Home Equity Loan Purchase Agreement dated as of February 24, 2006 by Residential Funding Mortgage Securities II, Inc., as purchaser, and Residential Funding Corporation, as seller (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 10.2 Financial Guaranty Surety Bond issued by Financial Guaranty Insurance Company relating to Home Equity Loan-Backed Notes, Series 2006-HSA2 relating to the Class I Notes (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 10.3 Financial Guaranty Surety Bond issued by Financial Guaranty Insurance Company relating to Home Equity Loan-Backed Notes, Series 2006-HSA2 relating to the Class II Notes (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 99.1   March 2006 Monthly Statement to Noteholders

                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  April  3, 2006



                                    Home Equity Loan Trust 2006-HSA2
                                    (Issuing entity)

                                    By:  Residential Funding Corporation, as
                                         Master Servicer


                                            By:  /s/ Barbara Wendt
                                                 Name:   Barbara Wendt
                                                 Title:  Managing Director

                EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS